BLACKROCK ALLOCATION TARGET SHARES

BATS: Series C Portfolio

BATS: Series M Portfolio

BATS: Series P Portfolio

BATS: Series S Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2020 to the Summary Prospectus and Prospectus of each Fund, each dated July 26, 2019

On February 19, 2020, the Board of Trustees of BlackRock Allocation Target Shares approved the appointment of BlackRock International Limited as the sub-adviser of each Fund, pursuant to a separate sub-advisory agreement between BlackRock International Limited and BlackRock Advisors, LLC with respect to each Fund. The addition of BlackRock International Limited as the sub-adviser of each Fund is effective as of March 2, 2020.

The following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus of BATS: Series C Portfolio entitled “Key Facts About BATS: Series C Portfolio — Investment Manager” and the section of the Prospectus of BATS: Series C Portfolio entitled “Fund Overview — Key Facts About BATS: Series C Portfolio — Investment Manager” are amended to add the following:

The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.

The section of the Summary Prospectus of BATS: Series M Portfolio entitled “Key Facts About BATS: Series M Portfolio — Investment Manager” and the section of the Prospectus of BATS: Series M Portfolio entitled “Fund Overview — Key Facts About BATS: Series M Portfolio — Investment Manager” are amended to add the following:

The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.

The section of the Summary Prospectus of BATS: Series P Portfolio entitled “Key Facts About BATS: Series P Portfolio — Investment Manager” and the section of the Prospectus of BATS: Series P Portfolio entitled “Fund Overview — Key Facts About BATS: Series P Portfolio — Investment Manager” are amended to add the following:

The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.

The section of the Summary Prospectus of BATS: Series S Portfolio entitled “Key Facts About BATS: Series S Portfolio — Investment Manager” and the section of the Prospectus of BATS: Series S Portfolio entitled “Fund Overview — Key Facts About BATS: Series S Portfolio — Investment Manager” are amended to add the following:

The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.

The section of each Prospectus entitled “Management of the Funds — BlackRock” is supplemented as follows:

BlackRock International Limited, the sub-adviser to BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio (the “Sub-Adviser”), is a registered investment adviser organized in 1995.

BlackRock has entered into a separate sub-advisory agreement with the Sub-Adviser, an affiliate of BlackRock, with respect to each of BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio. Under each sub-advisory agreement, BlackRock pays the Sub-Adviser for services it provides for that portion of each of BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to each such Fund, as applicable.

A discussion of the basis for the Board’s approval of the sub-advisory agreement between BlackRock and the Sub-Adviser with respect to each of BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio will be included in each Fund’s annual shareholder report for the fiscal year ending March 31, 2020.

Shareholders should retain this Supplement for future reference.

ALLPRO-BATS-0320SUP

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